UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: June 30
Date of reporting period: March 31, 2006

Jeffrey L. Steele
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

Copies to:
JULIAN E. MARKHAM, Esq.
THOMPSON, O'DONNELL
1212 New York Avenue, Suite 1000, N.W.
Washington, D.C. 20005
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

JPMorgan Value Opportunities Fund
Portfolio of Investments
As of March 31, 2006 (unaudited)

Shares	Issuer		Value ($)

	Long-Term Investments - common stocks	98.66%
	Capital Goods	4.60%
69,600	Eaton Corp.		5,078,712
628,200	General Electric Corp.		21,848,796
45,200	Lockheed Martin Corp.		3,395,876
188,400	Tyco International LTD (Bermuda)		5,064,192
			35,387,576

	Capital Markets	2.44%
91,725	Lazard Ltd.		4,058,831
233,500	Morgan Stanley		14,668,470
			18,727,301

	Commercial Banks	12.61%
713,225	Bank of America Corp.		32,480,267
310,700	Bank of New York Co., Inc.		11,197,628
69,300	Marshall & Ilsley Corp.		3,020,094
273,800	North Fork Bancorporation, Inc.		7,893,654
102,000	SunTrust Banks, Inc.		7,421,520
450,200	U.S. Bancorp		13,731,100
178,000	Wachovia Corp.		9,976,900
175,300	Wells Fargo & Co.		11,196,411
			96,917,574

	Commercial Services & Supplies	1.24%
64,200	Kennametal Inc.		3,925,188
159,200	Waste Management, Inc.		5,619,760
			9,544,948

	Consumer Durables and Apparel	0.98%
82,600	Jones Apparel Group, Inc.		2,921,562
76,700	Lennar Corp. Class A		4,631,146
			7,552,708

	Consumer Finance	3.01%
97,678	Ambac Financial Group, Inc.		7,775,169
57,600	CIT Group Inc.		3,082,752
368,300	Genworth Financial Inc.		12,312,269
			23,170,190

	Consumer Staples	4.89%
192,900	Altria Group, Inc.		13,668,894
139,800	Coca-Cola Co.		5,853,426
212,865	Coca-Cola Enterprises Inc.		4,329,674
129,900	CVS Corp.		3,880,113
89,600	Kellogg Company		3,945,984
51,500	Kimberly-Clark Corp.		2,976,700
95,800	Kraft Foods Inc.		2,903,698
			37,558,489

	Diversified Financial Services	7.32%
146,100	American Express Co.		7,677,555
945,300	Citigroup Inc.		44,646,519
64,800	MBIA Inc.		3,896,424
			56,220,498

	Energy	13.64%
49,300	Apache Corporation		3,229,643
268,500	ChevronTexaco Corp.		15,564,945
201,600	ConocoPhillips		12,731,040
89,600	Devon Energy Corp.		5,480,832
772,800	Exxon Mobil Corp.		47,032,608
123,600	Occidental Petroleum Corporation		11,451,540
54,300	Questar Corp.		3,803,715
92,100	Valero Energy Corporation		5,505,738
			104,800,061

	Health Care Equipment & Services	1.85%
157,400	Boston Scientific Corp.*		3,628,070
136,500	Wellpoint Inc.*		10,569,195
			14,197,265

	Insurance	4.43%
82,700	Assurant, Inc.		4,072,975
21,600	Everest Re Group, Ltd.		2,016,792
80,600	Hartford Financial Services Group, Inc.		6,492,330
69,200	MGIC Investment Corporation		4,610,796
202,900	RenaissanceRe Holdings Ltd.		8,850,498
233,789	Willis Group Holdings Limited		8,009,611
			34,053,002

	Materials	4.24%
114,000	Air Products and Chemicals, Inc.		7,659,660
63,800	Alcan Inc.		2,917,574
209,500	Alcoa Inc.		6,402,320
50,600	du Pont (E. I.) de Nemours & Co.		2,135,826
154,400	Praxair, Inc.		8,515,160
68,300	Weyerhaeuser Corporation		4,946,969
			32,577,509

	Media	5.03%
286,300	CBS Corp. Class B		6,865,474
125,200	Comcast Corp. Special A*		3,270,224
123,400	Gannett Co., Inc.		7,394,128
97,386	R. H. Donnelley Corp. (formerly Dex Media, Inc.)		5,670,787
424,000	Time Warner Inc.		7,118,960
213,900	Viacom Inc.*		8,299,320
			38,618,893

	Pharmaceuticals & Biotechnology	4.91%
68,800	Abbott Labs		2,921,936
68,500	Eli Lilly and Co.		3,788,050
192,800	Merck & Co., Inc.		6,792,344
570,900	Pfizer Inc		14,226,828
205,500	Wyeth		9,970,860
			37,700,018

	Real Estate	1.85%
79,300	Apartment Investment and Management Co. REIT[t]		3,719,170
148,200	Mack Cali Realty Corp. REIT[t]		7,113,600
119,600	United Dominion Realty Trust Inc. REIT[t]		3,413,384
			14,246,154

	Retailing	1.61%
85,000	Kohls Corporation*		4,505,850
309,600	Staples Inc.		7,900,992
			12,406,842

	Software and Services	2.75%
57,900	Affiliated Computer Services, Inc.Class A*		3,454,314
258,400	CA, Inc. (formerly Computer Associates International)		7,031,064
79,900	Microsoft Corporation		2,174,079
170,500	Oracle Corporation*		2,334,145
259,400	Sabre Holdings Corp.		6,103,682
			21,097,284

	Technology Hardware & Equipment	2.41%
154,000	Altera Corp.*		3,178,560
148,900	Avent, Inc.*		3,779,082
151,600	Corning Inc.*		4,079,556
493,800	Xerox Corp.*		7,505,760
			18,542,958

	Telecommunications Services	5.74%
180,300	AT&T Inc. (formerly SBC Communications Inc.)		4,875,312
628,600	Sprint Nextel Corp.		16,243,024
675,400	Verizon Communications Inc.		23,004,124
			44,122,460

	Thrifts & Mortgage Finance	3.38%
86,100	Washington Mutual Inc.		3,669,582
365,600	Freddie Mac		22,301,600
			25,971,182

	Transportation	3.16%
185,200	CSX Corp.		11,074,960
244,600	Norfolk Southern Corp.		13,225,522
			24,300,482

	Utilities	6.57%
122,200	Consolidated Edison, Inc.		5,315,700
136,000	Dominion Resources, Inc.		9,388,080
106,100	Edison International		4,369,198
186,100	NiSource Inc.		3,762,942
290,800	Northeast Utilities		5,679,324
85,800	Pinnacle West Capital Corp.		3,354,780
334,500	PPL Corp.		9,834,300
108,900	SCANA Corp.		4,273,236
247,000	Xcel Energy Inc.		4,483,050
			50,460,610

	Total Common Stocks		758,174,004
	(cost $714,093,264)

	Short Term Investments	1.34%

	Investment Companies
10,260,465	JPMorgan Prime Money Market Fund (a)		10,260,465
	(cost $10,260,465)

	Total Investments	100.00%	768,434,469
	(cost $724,353,729)

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2006, are as follows:
Aggregate Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
$724,353,729	$57,815,776	($13,735,036)	$44,080,740

*Security which does not pay a dividend

tREIT= Real Estate Investment Trust.

(a) Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management, Inc.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's December 31, 2005 Annual Report.

ITEM 2 - - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By /s/ Jeffrey L. Steele, President and PEO

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Jeffrey L. Steele, President and PEO

Date: May 26, 2006

By   /s/ Michael W. Stockton, Treasurer and PFO

Date: May 26, 2006